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   LIBERTY GROWTH
   INVESTOR FUND

   ANNUAL REPORT
SEPTEMBER 30, 2001

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

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PRESIDENT'S MESSAGE
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[Photo of Keith T. Banks]


Dear Shareholder:

I would like to take this opportunity to let you know that the sale of Liberty Financial's asset management companies to FleetBoston Financial was completed effective November 1, 2001. As a result, Stein Roe & Farnham, investment advisor for Liberty Growth Investor Fund, is now part of the Fleet organization.

In light of the events of September 11, and recent turmoil in the markets, I think it is important to assure you that only ownership of Stein Roe has changed. You will see no immediate change in your investment. Your fund will continue to be guided by David Brady and Erik Gustafson, following the same investment principles that attracted you to the fund in the first place -- growth focused investments in some of America's leading companies.

The US economic outlook has been far from sunny for the past year, as the country fell into a bear market from which it has yet to recover. Few equity sectors were unaffected, though the downturn has hit large-cap growth stocks with particular ferocity. The result was disappointing performance from many funds in that category -- Liberty Growth Investor Fund being no exception.

In the following report, you will find discussion from your portfolio managers that refers to the entire year ended September 30, 2001. We realize that the recent terrorist attacks and their aftermath are foremost in the minds of many, as they are in ours. Accordingly, in the following pages we have provided a special edition of Viewpoint, our regularly updated economic commentary from C. Frazier Evans, senior economist here at Liberty Funds. In this special feature you'll find discussion of the potential short- and long-term economic impact of these recent tragedies.

We thank you for investing in Liberty Growth Investor Fund, and for giving us the opportunity to serve your investment needs.

    Sincerely,

/s/ Keith T. Banks

    Keith T. Banks
    President

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MEET THE NEW PRESIDENT OF LIBERTY FUNDS

Effective November 1, 2001, Mr. Keith Banks has taken on the position of president of Liberty Growth Investor Fund. Mr. Banks is currently chief investment officer and chief executive officer of Fleet Asset Management, a position he has held since 2000. Prior to joining Fleet, he was managing director and head of US equity for J.P. Morgan Investment Management from 1996 to 2000. He began his investment career in 1981 as an equity analyst at Home Insurance. A chartered financial analyst, Mr. Banks earned his BA from Rutgers University and his MBA from Columbia Business School.
--------------------------------------------------------------------------------

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  NET ASSET VALUE PER SHARE as of 9/30/01 ($)
        Class A                                             7.34
        Class B                                             7.24
        Class C                                             7.24
        Class Z                                             7.36
--------------------------------------------------------------------------------

Economic and market conditions can change frequently. There is no assurance that trends described herein will continue or commence.

                                                      --------------------------
                                                      Not FDIC  May Lose Value
                                                               -----------------
                                                      Insured  No Bank Guarantee
                                                      --------------------------

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SPECIAL ECONOMIC COMMENTARY
--------------------------------------------------------------------------------

[Photo of C. Frazier Evans]

C. FRAZIER EVANS HAS MORE THAN 30 YEARS OF INVESTMENT EXPERIENCE AT LIBERTY FUNDS GROUP, WHERE HE HAS HELD POSITIONS AS DIRECTOR OF INVESTMENT RESEARCH AND PORTFOLIO MANAGER OF SEVERAL EQUITY FUNDS. HE HAS HELD THE TITLE OF SENIOR ECONOMIST FOR THE PAST 15 YEARS.

SLIPPING INTO A RECESSION, WE WONDER - HOW LONG?
Since the tragic events of September 11, investors have been watching for indications as to the severity of the economic impact. There is a widespread consensus that the economy has slipped into recession. However, uncertainty prevails as to the length and depth of this economic contraction. Some aspects of economic activity have been surprisingly resilient, such as auto sales and housing starts. On the other hand, the blow to confidence has been enough to leave the level of overall activity below that which prevailed at the end of August. The clearest damage has been to travel-related industries such as transportation, lodging, meals, entertainment and recreation, which together account for almost six percent of GDP (gross domestic product). All things considered, the scenario may be a recession that began in September and extends through the first quarter of next year. A seven-month recession would be brief in historic terms. Past recessions have ranged from six to 16 months.

--------------------------------------------------------------------------------
"ALTHOUGH THE MARKET COULD EXPERIENCE SIGNIFICANT VOLATILITY AROUND ADVERSE ECONOMIC AND POLITICAL NEWS, A LONGER-TERM HORIZON MIGHT SUGGEST A MORE POSITIVE PROSPECT."
--------------------------------------------------------------------------------

An early end to the projected recession could result from the unprecedented amount of stimulus currently being applied to the economy. Nine months of rate reductions from the Federal Reserve have been followed by further injections of liquidity in the aftermath of the attack. On the fiscal side, the Bush tax cuts, which were already in place, are to be extended with an additional stimulus program. It is hard to conceive that this combination of monetary and fiscal stimulus will not result in some acceleration of economic activity by spring of next year.

ACTIVITY IN BOND MARKETS REFLECTS POSSIBLY A SHORT RECESSION
Fixed income securities have begun to reflect this outlook. Short-term interest rates have declined to 42-year lows, as monetary easing is confronting an initially slack economy. On the other hand, long-term bond yields have held steady, as the bond market balances the positive effects of a likely easing of inflation next year with the reappearance of a deficit in federal budget projections. The Treasury market will have difficulty making much progress in the face of a probable economic recovery next year. An exception to this overall view may be the corporate bond market, where the spread in yields of high yield corporates from 10-year Treasuries has widened to historically high levels. Should confidence in the economic recovery begin to build, we would expect this part of the bond market to rally.

--------------------------------------------------------------------------------
"ALL THINGS CONSIDERED, THE SCENARIO MAY BE A RECESSION THAT BEGAN IN SEPTEMBER AND EXTENDS THROUGH THE FIRST QUARTER OF NEXT YEAR."
--------------------------------------------------------------------------------

ARE WE AT A LOW POINT IN THE MARKET CYCLE?
Equity investors have responded to the prevailing uncertainty by liquidating a record $32 billion from equity funds in September. While this is understandable, it is nonetheless the case that past instances of extreme investor pessimism have often marked low points in the market cycle. The current period is unusual, in that equity funds for the past three months in total have experienced net liquidations. The last time that happened was the three-month period ending September 1990. While history may not repeat itself, the stock market bottomed in October 1990.

WHY DO P/E RATIOS STILL SEEM HIGH?
Some investors are concerned that, although stock prices are down substantially from their highs, the price-to-earnings ratio of the market still seems relatively high. It is not unusual for p/e ratios to seem high at this stage of the market cycle. This is because stocks often rise in anticipation of economic recovery while their current earnings are still depressed. Thus, it is often helpful to reassess stocks' valuations in light of their normal level of profitability, in which case the market may not seem to be so expensive.

It is also worth noting that the stock market's p/e has been biased upward for some time by the very high valuations accorded the technology sector. As of mid-October, the p/e of the S&P 500 Index on consensus 12-month forward estimated earnings was 21.6. That number, however, resulted from the blend of 17% of the index representing the technology sector, still carrying a lofty p/e of 47, with the remaining 83% of the index selling at a p/e multiple of less than 18.

LOOKING FORWARD
In short, although the market could certainly experience significant volatility around adverse economic and political news, a longer-term horizon might suggest a more positive prospect. The current economic, psychological and valuation framework for the market is one that in the past has been characteristic of market opportunity.

The opinions expressed are those of the contributor and are subject to change.

Economic and market conditions can change frequently. There is no assurance that the trends described here will continue or that the forecasts will come to pass. International investing may pose special risks due to currency exchange rate fluctuations, as well as political, economic and social developments. Investing in smaller stocks may include liquidity risks as well. Bond investing may pose special risks associated with changes in interest rates and changes in the financial strength of issuers of lower-rated bonds.

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  FOR C. FRAZIER EVANS' MONTHLY MARKET COMMENTARY VISIT WWW.LIBERTYFUNDS.COM
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

VALUE OF A $10,000 INVESTMENT
4/29/1994 - 9/30/2001

            CLASS A             CLASS A               S&P
            without              with                 500
          sales charge       sales charge            Index
----------------------------------------------------------
4/1994     $10,000             $ 9,425             $10,000
            10,040               9,463              10,164
             9,700               9,142               9,915
             9,860               9,293              10,240
            10,299               9,707              10,660
            10,240               9,651              10,399
            10,660              10,047              10,633
            10,450               9,849              10,246
            10,738              10,121              10,397
            10,779              10,159              10,667
            11,031              10,397              11,083
            11,414              10,757              11,410
            11,545              10,881              11,745
            11,737              11,062              12,215
            12,724              11,992              12,498
            13,490              12,714              12,913
            13,661              12,875              12,946
            14,396              13,568              13,492
            14,104              13,293              13,443
            14,909              14,052              14,033
            15,010              14,147              14,304
            15,597              14,700              14,791
            15,806              14,897              14,928
            16,465              15,519              15,071
            17,575              16,565              15,293
            18,422              17,363              15,688
            18,778              17,698              15,747
            17,533              16,525              15,051
            18,318              17,265              15,369
            19,511              18,389              16,234
            19,782              18,645              16,682
            20,558              19,376              17,943
            20,278              19,112              17,588
            21,221              20,001              18,687
            20,669              19,481              18,833
            19,293              18,183              18,059
            20,159              19,000              19,137
            21,719              20,470              20,303
            22,759              21,451              21,214
            24,341              22,942              22,901
            23,506              22,155              21,618
            24,656              23,238              22,803
            23,941              22,564              22,041
            24,537              23,126              23,062
            25,607              24,134              23,458
            25,760              24,279              23,719
            27,826              26,226              25,429
            28,903              27,241              26,731
            29,233              27,552              27,001
            28,233              26,610              26,536
            29,848              28,132              27,614
            28,869              27,209              27,318
            23,514              22,162              23,374
            24,932              23,498              24,865
            26,647              25,115              26,889
            28,219              26,596              28,521
            30,124              28,392              30,164
            31,522              29,709              31,425
            30,406              28,657              30,447
            32,783              30,898              31,665
            33,669              31,733              32,891
            32,554              30,682              32,114
            34,127              32,164              33,897
            32,325              30,466              32,839
            31,701              29,878              32,678
            30,978              29,197              31,783
            33,503              31,576              33,795
            35,600              33,553              34,488
            39,666              37,385              36,512
            38,813              36,581              34,679
            41,828              39,423              34,024
            43,008              40,535              37,351
            39,597              37,321              36,227
            35,958              33,891              35,484
            39,270              37,012              36,361
            38,222              36,024              35,794
            42,025              39,608              38,016
            40,058              37,755              36,009
            38,712              36,486              35,858
            33,861              31,914              33,032
            35,009              32,996              33,194
            36,714              34,603              34,372
            32,977              31,081              31,238
            30,388              28,641              29,257
            33,272              31,359              31,530
            33,076              31,174              31,742
            31,829              29,999              30,970
            29,763              28,052              30,667
            27,763              26,167              28,747
9/2001      24,069              22,684              26,407

PERFORMANCE OF A $10,000
INVESTMENT 4/29/94 - 9/30/01 ($)

                                                               without   with
                                                                sales   sales
                                                               charge   charge
------------------------------------------------------------------------------
Class A                                                         24,069  22,684
------------------------------------------------------------------------------
Class B                                                         23,741  23,741
------------------------------------------------------------------------------
Class C                                                         23,741  23,741
------------------------------------------------------------------------------
Class Z                                                         24,134     N/A

The above illustration assumes a $10,000 investment made on 4/29/94 and reinvestment of income and capital gains. The fund's class A shares are compared to the Standard & Poor's 500, an unmanaged index that tracks the performance of 500 widely held, large capitalization US stocks. Index performance is from 4/30/94. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN AS OF 9/30/01 (%)

Share class           A                   B                 C             Z
Inception          12/1/99             12/1/99           12/1/99       12/1/99
-------------------------------------------------------------------------------
              without     with    without    with    without    with    without
               sales     sales     sales    sales     sales     sales    sales
               charge    charge   charge    charge    charge   charge   charge
-------------------------------------------------------------------------------
1-year        -39.93    -43.41    -40.41    -43.39    -40.41   -41.01   -39.87
-------------------------------------------------------------------------------
5-year          4.29      3.06      4.00      3.66      4.00     4.00     4.34
-------------------------------------------------------------------------------
Life           12.56     11.67     12.36     12.36     12.36    12.36    12.60

MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is not a guarantee of future results. Investment returns and principal value will fluctuate, resulting in a gain or loss on sale. The "with sales charge" returns include the maximum 5.75% sales charge for class A shares, the appropriate class B contingent deferred sales charge for the holding period after purchase as follows: through first year--5%, second year--4%, third year--3%, fourth year--3%, fifth year--2%, sixth year--1%, thereafter--0% and the class C contingent deferred sales charge of 1% for the first year only. Performance for different share classes will vary based on differences in sales charges and service fees associated with each class.

Liberty Growth Investor Fund is a feeder fund in a master/feeder structure and invests all of its investable assets in Stein Roe & Farnham Growth Investor Portfolio, which has the same investment objective and substantially the same investment policies as the fund. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements performance would have been lower. Liberty Growth Investor Fund commenced operations on 12/1/99. The historical performance of all share classes, prior to inception, is based on the performance of the Stein Roe & Farnham Growth Investor Portfolio, not restated to reflect sales charges, 12b-1 fees and other expenses applicable to that class as set forth in the prospectus "Fee Table," without giving effect to any fee waivers described therein and assuming reinvestment of dividends and capital gains.

---------------------------------------------------------------------------
TOP 10 EQUITY HOLDINGS

JOHNSON & JOHNSON                                                  5.0
HOUSEHOLD INTERNATIONAL                                            4.8
CITIGROUP                                                          4.1
WALGREEN                                                           3.9
SAFEWAY                                                            3.8
KINDER MORGAN                                                      3.6
WELLS FARGO                                                        3.5
AMERICAN HOME PRODUCTS                                             3.3
MICROSOFT                                                          3.3
GENERAL ELECTRIC                                                   3.2

HOLDINGS ARE DISCLOSED AS A PERCENTAGE OF NET ASSETS IN SR&F GROWTH INVESTOR PORTFOLIO. BECAUSE THE PORTFOLIO IS ACTIVELY MANAGED, THERE CAN BE NO GUARANTEE THE PORTFOLIO WILL CONTINUE TO MAINTAIN THESE HOLDINGS IN THE FUTURE.

BOUGHT
---------------------------------------------------------------------------
DURING THE PERIOD, WE ATTEMPTED TO REPLACE LARGE-CAP COMPANIES WHOSE FUNDAMENTALS WERE LAGGING WITH MID- AND SMALL-CAP COMPANIES THAT WE FEEL HAVE EXCELLENT GROWTH PROSPECTS. IN KEEPING WITH THIS STRATEGY, WE PURCHASED ALCOA (1.8% OF NET ASSETS), THE WORLD'S LEADING SUPPLIER OF ALUMINUM.

SOLD
----------------------------------------------------------------------------
WE SOLD OFF OUR POSITION IN MOTOROLA, AS WE FELT THAT THIS COMPANY'S PROSPECTS FOR GROWTH HAD DECLINED.

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS' REPORT
--------------------------------------------------------------------------------

The year ending September 30, 2001 was difficult for most areas of the market. In the midst of abysmal market conditions, Liberty Growth Investor Fund showed a return of negative 39.93% for class A shares (without sales charge). The fund underperformed the S&P 500, which posted a total return of negative 26.61%. The fund's underperformance can be attributed to the misfortunes of many large-cap growth issues, which were particularly hard hit during the recent market slowdown, and to poor performance in sectors where the fund is heavily weighted. Though performance during the period was not what we would have liked, the fund outperformed its peers, according to Lipper Inc. For the year, the Lipper Large Cap Growth Funds average was down 43.57%.(1)

------------
(1) Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives to those of the fund.

TECH AND TELECOMMUNICATIONS HURT PERFORMANCE
Without a doubt, stocks from the technology and telecommunications sectors had the most significant impact on the fund's return. As those sectors plummeted, the fund's positions in companies like Rational Software (0.7% of net assets) hurt fund performance. Data storage companies such as EMC (0.5% of net assets) and Network Appliance (0.3% of net assets) held up a bit longer than the rest of the tech sector, but their performance eventually deteriorated as well. In the telecommunications sector, misfortunes for broadband company Level 3 Communications (0.2% of net assets) produced a domino effect, resulting in negative performance from Corning (0.4% of net assets), which had relied on Level 3 as a customer.

Our strategy has always been to buy and hold companies that we feel exhibit significant growth potential over the long term. Though market conditions over the past year have certainly not been kind, we still believe in the potential value of the stocks in our portfolio. Many companies whose businesses have suffered in the slowing economy are still fundamentally sound, and should be able to recover as the market improves. These are the names that we have held on to -- strong companies that we feel benefit from skillful management and have shown the potential for positive long-term results.

BRIGHT SPOTS IN FINANCIAL SERVICES AND CONSUMER PRODUCTS
Despite the lackluster market environment, there were a few bright spots. The fund's relatively large position in health care and consumer products company Johnson & Johnson (5.0% of net assets) helped performance by offsetting some of the negative influence from tech and telecommunica- tions. Further, toy manufacturer Mattel (3.2% of net assets) performed well for us this year under the guidance of new management. The financial services industry also proved to be a source of positive performance, as the fund's positions in Texas Regional Bancshares (1.6% of net assets) and Household International (4.8% of net assets) boosted performance.

FUND STRATEGY MOVED TOWARD MID- AND SMALL-CAP NAMES
In order to protect the fund from the worst of the market decline, we felt it was necessary to shift our strategy a bit during the period. Gradually, we began selling large-cap companies whose fundamentals had changed or declined, and replacing them with mid- and small-cap names that we felt showed excellent growth potential. For example, we purchased Gentex (1.1% of net assets), a manufacturer of auto-dimming mirrors for the automobile industry. Though the recent slowdown in auto sales has presented difficulties for Gentex, the company's longer-term results have been encouraging.

RECOVERY MAY BE DELAYED INTO 2002
The attacks of September 11\t/\h/ have had a profound impact on just about every aspect of life in the United States. It goes without saying that the most heinous of these is the staggering loss of life that resulted from these atrocities. The effects on the US economic recovery are also of concern. We feel that the uncertainty created by the attacks and the events surrounding them will delay the recovery into 2002. However, we continue to believe in the value of the companies in the portfolio. As growth managers, our approach has always been to examine the strength and merit of a company independent of current market conditions. We feel confident that, as things turn around, these companies are well-positioned for recovery.

/s/ David P. Brady             /s/ Erik P. Gustafson

    DAVID P. BRADY                 ERIK P. GUSTAFSON

David Brady and Erik Gustafson are co-portfolio managers of Liberty Growth Investor Fund.

An investment in the fund offers significant long-term growth potential, but also involves certain risks, including more volatility than the stock market in general. The fund may be affected by stock market fluctuations that occur in response to economic and business developments.

--------------------
INVESTMENT PORTFOLIO
--------------------

SR&F GROWTH INVESTOR PORTFOLIO
September 30, 2001

COMMON STOCKS - 98.0%                                     SHARES         VALUE
------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 22.2%
AUTOMOBILES & COMPONENTS - 2.1%
  AUTO PARTS & EQUIPMENT - 1.1%
Gentex Corp. (a)                                         400,000  $  9,556,000
                                                                  ------------
  AUTOMOBILE MANUFACTURERS - 1.0%
Ford Motor Co.                                           500,000     8,675,000
                                                                  ------------
CONSUMER DURABLES & APPAREL - 3.2%
  LEISURE PRODUCTS - 3.2%
Mattel, Inc.                                           1,800,000    28,188,000
                                                                  ------------
HOTELS, RESTAURANTS & LEISURE - 3.2%
  LEISURE FACILITIES - 0.7%
Cedar Fair, L.P.                                         315,000     6,158,250
                                                                  ------------
  RESTAURANTS - 2.5%
McDonald's Corp.                                         800,000    21,712,000
                                                                  ------------
MEDIA - 12.5%
  BROADCASTING & CABLE - 9.0%
AOL Time Warner, Inc. (a)                                560,000    18,536,000
Clear Channel Communications, Inc. (a)                   510,000    20,272,500
EchoStar Communications Corp., Class A (a)               200,000     4,654,000
Hispanic Broadcasting Corp. (a)                          900,000    14,490,000
Liberty Media Corp., Class A (a)                       1,700,000    21,590,000
                                                                  ------------
                                                                    79,542,500
                                                                  ------------
  MOVIES & ENTERTAINMENT - 3.5%
The Walt Disney Co.                                      850,000    15,827,000
Viacom, Inc. Class B (a)                                 425,000    14,662,500
                                                                  ------------
                                                                    30,489,500
                                                                  ------------
RETAILING - 1.2%
  APPAREL RETAIL - 1.2%
The Gap, Inc.                                            850,000    10,157,500
                                                                  ------------
------------------------------------------------------------------------------
CONSUMER STAPLES - 7.7%
FOOD & DRUG RETAILING - 7.7%
  DRUG RETAIL - 3.9%
Walgreen Co.                                           1,000,000    34,430,000
                                                                  ------------
  FOOD RETAIL - 3.8%
Safeway, Inc. (a)                                        850,000    33,762,000
                                                                  ------------
------------------------------------------------------------------------------
ENERGY - 1.2%
OIL & GAS DRILLING - 1.2%
Santa Fe International Corp.                             500,000    10,625,000
                                                                  ------------
------------------------------------------------------------------------------
FINANCIALS - 19.9%
BANKS - 6.1%
Bank of New York Co., Inc.                               250,000     8,750,000
Texas Regional Bancshares, Inc., Class A                 412,500    14,095,125
Wells Fargo & Co.                                        700,000    31,115,000
                                                                  ------------
                                                                    53,960,125
                                                                  ------------
CONSUMER FINANCE - 7.2%
Household International, Inc.                            750,000  $ 42,285,000
MBNA Corp.                                               700,000    21,203,000
                                                                  ------------
                                                                    63,488,000
                                                                  ------------
DIVERSIFIED FINANCIAL SERVICES - 6.6%
Citigroup, Inc.                                          900,000    36,450,000
The Goldman Sachs Group, Inc.                            300,000    21,405,000
                                                                  ------------
                                                                    57,855,000
                                                                  ------------
------------------------------------------------------------------------------
HEALTH CARE - 10.2%
PHARMACEUTICALS & BIOTECHNOLOGY - 10.2%
  BIOTECHNOLOGY - 1.9%
Genentech, Inc. (a)                                      375,000    16,500,000
                                                                  ------------
  PHARMACEUTICALS - 8.3%
American Home Products Corp.                             500,000    29,125,000
Johnson & Johnson                                        800,000    44,320,000
                                                                  ------------
                                                                    73,445,000
                                                                  ------------
------------------------------------------------------------------------------
INDUSTRIALS - 7.4%
CAPITAL GOODS - 5.6%
  INDUSTRIAL CONGLOMERATES - 5.6%
General Electric Co.                                     765,000    28,458,000
Tyco International Ltd.                                  450,000    20,475,000
                                                                  ------------
                                                                    48,933,000
                                                                  ------------
COMMERCIAL SERVICES & SUPPLIES - 1.8%
  DATA PROCESSING SERVICES - 1.3%
Paychex, Inc.                                            375,000    11,816,250
  DIVERSIFIED COMMERCIAL SERVICES - 0.5%
Exult, Inc. (a)                                          350,000     4,091,500
                                                                  ------------
------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 14.6%
SOFTWARE & SERVICES - 7.8%
  APPLICATIONS SOFTWARE - 4.1%
BEA Systems, Inc. (a)                                    500,000     4,795,000
Intuit, Inc. (a)                                         700,000    25,060,000
Rational Software Corp. (a)                              700,000     6,062,000
                                                                  ------------
                                                                    35,917,000
                                                                  ------------
  SYSTEMS SOFTWARE - 3.7%
Microsoft Corp. (a)                                      560,000    28,655,200
VERITAS Software Corp. (a)                               225,000     4,149,000
                                                                  ------------
                                                                    32,804,200
                                                                  ------------
TECHNOLOGY HARDWARE & EQUIPMENT - 6.8%
  COMPUTER HARDWARE - 1.6%
Apple Computer, Inc.                                     925,000    14,346,750
                                                                  ------------
  COMPUTER STORAGE & PERIPHERALS - 0.8%
EMC Corp. (a)                                            350,000     4,112,500
Network Appliance, Inc. (a)                              400,000     2,720,000
                                                                  ------------
                                                                     6,832,500
                                                                  ------------
  NETWORKING EQUIPMENT - 0.7%
Cisco Systems, Inc. (a)                                  530,000     6,455,400
                                                                  ------------
  SEMICONDUCTORS - 1.5%
Maxim Integrated Products, Inc. (a)                      385,000    13,451,900
                                                                  ------------
  TELECOMMUNICATIONS EQUIPMENT - 2.2%
Comverse Technology, Inc. (a)                            240,000     4,915,200
Corning, Inc.                                            400,000     3,528,000
Nokia Oyj ADR                                            500,000     7,825,000
Scientific-Atlanta, Inc.                                 200,000     3,510,000
                                                                  ------------
                                                                    19,778,200
                                                                  ------------
------------------------------------------------------------------------------
INSURANCE - 1.5%
LIFE & HEALTH INSURANCE - 1.5%
AFLAC, Inc.                                              500,000    13,500,000
                                                                  ------------
------------------------------------------------------------------------------
MATERIALS - 3.1%
CHEMICALS - 1.3%
  SPECIALTY CHEMICALS - 1.3%
Minerals Technologies, Inc.                              300,000    11,322,000
                                                                  ------------
METALS & MINING - 1.8%
  ALUMINUM - 1.8%
Alcoa, Inc.                                              500,000    15,505,000
                                                                  ------------
------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES - 1.3%
DIVERSIFIED TELECOM SERVICES - 1.3%
  ALTERNATIVE CARRIERS - 0.2%
Level 3 Communications,
  Inc. (a)                                               425,000     1,606,500
                                                                  ------------
  INTEGRATED TELECOM SERVICES - 1.1%
Qwest Communications International, Inc. (a)             583,050     9,736,935
                                                                  ------------
------------------------------------------------------------------------------
UTILITIES - 8.9%
ELECTRIC UTILITIES - 4.3%
Calpine Corp. (a)                                        820,000    18,704,200
Duke Energy Corp.                                        500,000    18,925,000
                                                                  ------------
                                                                    37,629,200
                                                                  ------------
GAS UTILITIES - 3.6%
Kinder Morgan, Inc.                                      650,000    31,986,500
                                                                  ------------
MULTI-UTILITIES - 1.0%
Enron Corp.                                              320,000     8,713,600
                                                                  ------------
TOTAL COMMON STOCKS
  (cost of $963,053,246)                                           862,970,310
                                                                  ------------
See notes to investment portfolio.

SHORT-TERM OBLIGATION - 1.4%
                                                            PAR          VALUE
------------------------------------------------------------------------------
COMMERCIAL PAPER - 1.4%
UBS Financial,
  3.450%(b) 10/01/01
  (cost of $11,980,000)                              $11,980,000  $ 11,980,000
                                                                  ------------
TOTAL INVESTMENTS - 99.4%
(cost of $975,033,246)(c)                                          874,950,310
                                                                  ------------
OTHER ASSETS & LIABILITIES, NET - 0.6%
                                                                     5,866,839
------------------------------------------------------------------------------
NET ASSETS - 100.0%                                               $880,817,149
                                                                  ------------
NOTES TO INVESTMENT PORTFOLIO:

(a) Non-income producing.
(b) Rate represents yield at time of purchase.
(c) Cost for federal income tax purposes is $974,842,303.

            ACRONYM                             NAME
            -------                             ----
              ADR                   American Depositary Receipt

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

SR&F GROWTH INVESTOR PORTFOLIO
September 30, 2001

ASSETS
Investments, at value
  (cost of $975,033,246)                                       $874,950,310
Cash                                                                  5,322
Receivable for:

  Investments sold                                                5,898,718
  Dividends                                                         436,770
                                                               ------------
    Total Assets                                                881,291,120
                                                               ------------
LIABILITIES
Payable for:

  Management fee                                                    452,933
  Bookkeeping fee                                                       851
  Transfer agent fee                                                    509
Other liabilities                                                    19,678
                                                               ------------
    Total Liabilities                                               473,971
                                                               ------------
NET ASSETS APPLICABLE TO
INVESTORS' BENEFICIAL INTEREST                                 $880,817,149
                                                               ------------

-----------------------
STATEMENT OF OPERATIONS
-----------------------

SR&F GROWTH INVESTOR PORTFOLIO
For the Year Ended September 30, 2001

INVESTMENT INCOME
Dividend Income                                                $   7,198,896
Interest Income                                                    3,017,205
                                                               -------------
  Total Investment Income                                         10,216,101

EXPENSES
Management fee                                  $6,705,965
Bookkeeping fee                                     43,735
Transfer agent fee                                   6,000
Custody fee                                         38,131
Other expenses                                     113,214
                                                ----------
 Total Expenses                                  6,907,045
Custody credits earned                              (5,646)
                                                ----------
  Net Expenses                                                     6,901,399
                                                               -------------
  Net Investment Income                                            3,314,702
                                                               -------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized loss on investments                                 (48,061,846)
Net change in unrealized appreciation/
  depreciation on investments                                   (530,065,309)
                                                               -------------
    Net Loss                                                    (578,127,155)
                                                               -------------
Decrease in net assets from operations                         $(574,812,453)
                                                               -------------

See notes to financial statements.

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

SR&F GROWTH INVESTOR PORTFOLIO

                                                                       YEAR ENDED SEPTEMBER 30,
INCREASE (DECREASE)                                        --------------------------------------------
IN NET ASSETS                                                     2001                    2000
------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                                          $    3,314,702          $      763,089
Net realized gain (loss) on investments                           (48,061,846)            140,321,679
Net change in unrealized appreciation/depreciation on
  investments                                                    (530,065,309)            187,930,573
                                                               --------------          --------------
    Net Increase (Decrease) From Operations                      (574,812,453)            329,015,341
                                                               --------------          --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST:
Contributions                                                     333,075,715             885,013,201
Withdrawals                                                      (322,689,672)           (755,624,983)
                                                               --------------          --------------
Net Increase from Transactions in Investors' Beneficial
  Interest                                                         10,386,043             129,388,218
                                                               --------------          --------------
  Total Increase (Decrease) in Net Assets                        (564,426,410)            458,403,559
NET ASSETS
Beginning of period                                             1,445,243,559             986,840,000
                                                               --------------          --------------
End of period                                                  $  880,817,149          $1,445,243,559
                                                               --------------          --------------

See notes to financial statements.

---------------------------------
STATEMENT OF ASSETS & LIABILITIES
---------------------------------

LIBERTY GROWTH INVESTOR FUND
September 30, 2001

ASSETS
Investment in Portfolio, at value                                 $25,693,379
Receivable for:
  Fund shares sold                                                     17,661
  Expense reimbursement due from
    Advisor                                                            73,040
Other assets                                                            1,176
                                                                  -----------
    Total Assets                                                   25,785,256
                                                                  -----------
LIABILITIES
Payable for:

  Fund shares repurchased                                               6,450
  Administration fee                                                    3,369
  Transfer agent fee                                                    5,339
  Reports to shareholders                                               8,670
  Audit fee                                                            13,129
Other liabilities                                                      13,580
                                                                  -----------
    Total Liabilities                                                  50,537
                                                                  -----------
NET ASSETS                                                        $25,734,719
                                                                  -----------
COMPOSITION OF NET ASSETS
Paid in capital                                                   $39,326,763
Accumulated net realized loss allocated from Portfolio             (9,494,607)
Net unrealized depreciation allocated from Portfolio               (4,097,437)
                                                                  -----------
NET ASSETS                                                        $25,734,719
                                                                  -----------
Liberty Growth Investor Fund:
Net asset value and redemption
  price per share - Class A
  ($2,771,309/377,727)                                            $      7.34(a)
                                                                  -----------
Maximum offering price per
  share - Class A
  ($7.34/0.9425)                                                  $      7.79(b)
                                                                  -----------
Net asset value and offering
  price per share - Class B
  ($10,447,069/1,443,532)                                         $      7.24(a)
                                                                  -----------
Net asset value and offering
  price per share - Class C
  ($679,891/93,919)                                               $      7.24(a)
                                                                  -----------
Net asset value, offering and
  redemption price per share - Class Z
  ($677/92)                                                       $      7.36
                                                                  -----------
Stein Roe Growth Investor Fund:
Net asset value, offering and
  redemption price per share - Class S
  ($11,835,773/1,605,629)                                         $      7.37
                                                                  -----------
(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b) On sales of $50,000 or more the offering price is reduced.

See notes to financial statements.

-----------------------
STATEMENT OF OPERATIONS
-----------------------

LIBERTY GROWTH INVESTOR FUND
For the Year Ended September 30, 2001

INVESTMENT INCOME
Dividend income allocated from
  Portfolio                                                      $    205,055
Interest income allocated from
  Portfolio                                                            84,408
                                                                 ------------
  Total Investment Income                                             289,463

EXPENSES
Expenses allocated from
  Portfolio                                       $  196,501
Administration fee                                    50,959
Service fee - Class A                                  9,150
Service fee - Class B                                 33,255
Service fee - Class C                                  2,111
Distribution fee - Class A                             3,656
Distribution fee - Class B                            99,765
Distribution fee - Class C                             6,333
Transfer agent fee                                   121,057
Bookkeeping fee                                       19,934
Registration fee                                      61,135
Reports to shareholders                               48,945
Other expenses                                        38,186
                                                  ----------
  Total expenses                                     690,987
Fees and expenses waived or borne by Advisor        (165,200)
Fees waived by Distributor - Class A                  (1,826)
                                                  ----------
  Net Expenses                                                        523,961
                                                                 ------------
  Net Investment Loss                                                (234,498)
                                                                 ------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS ALLOCATED FROM PORTFOLIO
Net realized loss on investments allocated
  from Portfolio                                                   (7,759,908)
Net change in unrealized appreciation/
  depreciation on investments allocated
  from Portfolio                                                   (8,696,982)
                                                                 ------------
    Net Loss                                                      (16,456,890)
                                                                 ------------
Decrease in net assets from operations                           $(16,691,388)
                                                                 ------------

See notes to financial statements.

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------

LIBERTY GROWTH INVESTOR FUND

                                                                        YEAR ENDED
                                                                      SEPTEMBER 30,
INCREASE (DECREASE)                                         ---------------------------------
IN NET ASSETS                                                2001                2000(a)
---------------------------------------------------------------------------------------------
OPERATIONS:
Net investment loss                                         $  (234,498)         $  (208,028)
Net realized loss on investments allocated from Portfolio    (7,759,908)            (483,781)
Net change in unrealized appreciation/depreciation on
  investments allocated from Portfolio                       (8,696,982)           4,134,268
                                                            -----------          -----------
    Net Increase (Decrease) from Operations                 (16,691,388)           3,442,459
                                                            -----------          -----------
SHARE TRANSACTIONS:
Subscriptions - Class A                                       1,564,965            4,557,945
Redemptions - Class A                                        (1,227,187)            (294,699)
                                                            -----------          -----------
  Net Increase - Class A                                        337,778            4,263,246
                                                            -----------          -----------
Subscriptions - Class B                                       5,714,244           16,472,205
Redemptions - Class B                                        (3,292,150)          (1,662,868)
                                                            -----------          -----------
  Net Increase - Class B                                      2,422,094           14,809,337
                                                            -----------          -----------
Subscriptions - Class C                                         540,148              791,975
Redemptions - Class C                                          (151,579)             (95,230)
                                                            -----------          -----------
  Net Increase - Class C                                        388,569              696,745
                                                            -----------          -----------
Subscriptions - Class S                                       3,657,511           19,446,446
Redemptions - Class S                                        (4,012,386)         (14,355,692)
                                                            -----------          -----------
  Net Increase (Decrease) - Class S                            (354,875)           5,090,754
                                                            -----------          -----------
Subscriptions - Class Z                                              --                1,000
                                                            -----------          -----------
  Net Increase from Share Transactions                        2,793,566           24,861,082
                                                            -----------          -----------
  Total Increase (Decrease) in Net Assets                   (13,897,822)          28,303,541
NET ASSETS
Beginning of period                                          39,632,541           11,329,000
                                                            -----------          -----------
End of period                                               $25,734,719          $39,632,541
                                                            -----------          -----------
CHANGES IN SHARES:
Subscriptions - Class A                                         157,981              366,973
Redemptions - Class A                                          (123,759)             (23,468)
                                                            -----------          -----------
  Net Increase - Class A                                         34,222              343,505
                                                            -----------          -----------
Subscriptions - Class B                                         571,113            1,349,178
Redemptions - Class B                                          (341,530)            (135,229)
                                                            -----------          -----------
  Net Increase - Class B                                        229,583            1,213,949
                                                            -----------          -----------
Subscriptions - Class C                                          52,507               65,359
Redemptions - Class C                                           (16,204)              (7,743)
                                                            -----------          -----------
  Net Increase - Class C                                         36,303               57,616
                                                            -----------          -----------
Subscriptions - Class S                                         352,793            1,603,589
Redemptions - Class S                                          (381,193)          (1,168,735)
                                                            -----------          -----------
  Net Increase (Decrease) - Class S                             (28,400)             434,854
                                                            -----------          -----------
  Subscriptions - Class Z                                            --                   92
                                                            -----------          -----------

(a) Class A, Class B, Class C and Class Z shares were initially offered on December 1, 1999.

See notes to financial statements.

-----------------------------
NOTES TO FINANCIAL STATEMENTS
-----------------------------

September 30, 2001

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Liberty Growth Investor Fund -- Class A, B, C and Z and Stein Roe Growth Investor Fund - Class S are the collective series of shares of Liberty Growth Investor Fund (the "Fund"), a series of Liberty-Stein Roe Funds Investment Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The Fund invests substantially all of its assets in SR&F Growth Investor Portfolio (the "Portfolio"), which seeks to achieve long-term capital appreciation by investing primarily in common stocks and other equity-type securities that are believed to have long-term appreciation potential. The Fund may issue an unlimited number of shares. The Fund offers five classes of shares: Class A, Class B, Class C, Class S and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to an annual distribution fee and contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus. Effective October 31, 1999, Class S was closed to new investors, as described in the Fund's prospectus. The financial highlights for Class S are presented in a separate annual report.

The Portfolio is a series of SR&F Base Trust, a Massachusetts common law trust organized under an Agreement and Declaration of Trust dated August 23, 1993. The Portfolio commenced operations February 3, 1997. The Portfolio allocates income, expenses, realized and unrealized gains and losses to each investor on a daily basis, based on methods approved by the Internal Revenue Service. At September 30, 2001, the Fund owned 2.9% of the Portfolio.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund and the Portfolio in the preparation of the financial statements.

SECURITY VALUATION AND TRANSACTIONS

Equity securities generally are valued at the last sale price or in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS

All income and expenses (other than Class A, Class B and Class C service fees, Class A, Class B and Class C distribution fees and class-specific transfer agent fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service and distribution fees per share applicable to Class A, Class B and Class C.

FEDERAL INCOME TAXES

No provision is made for federal income taxes since (a) the Fund elects to be taxed as a "regulated investment company" and make distributions to its shareholders to be relieved of all federal income taxes under provisions of current federal tax law; and (b) the Portfolio is treated as a partnership for federal income tax purposes and all of its income is allocated to its owners based on methods approved by the Internal Revenue Service.

The Fund intends to utilize provisions of the federal income tax law, which allows the fund to carry a realized capital loss forward up to eight years following the year of the loss, and offset such losses against any future realized gains. At September 30, 2001, capital loss carryforwards available (to the extent provided in regulations) to offset future realized gains were as follows:

              YEAR OF                         CAPITAL LOSS
             EXPIRATION                       CARRYFORWARD
             ----------                       ------------
                2008                           $1,272,586
                2009                              273,885
                                               ----------
                                               $1,546,471

Net capital losses of $7,932,322, attributable to security transactions occurring after October 31, 2000, are treated as arising on October 1, 2001, the first day of the Fund's next taxable year.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following reclassifications have been made to the financial statements:

                              INCREASE (DECREASE)
                              -------------------
                                 ACCUMULATED
                               NET INVESTMENT          ACCUMULATED NET
     PAID IN CAPITAL                LOSS                REALIZED LOSS
---------------------------------------------------------------------------
       $(234,574)                 $234,498                   $76

These differences are primarily due to a net operating loss. Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

OTHER

Interest income is recorded on the accrual basis. Corporate actions and dividends are recorded on the ex-date.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE
Stein Roe & Farnham, Inc. (the "Advisor"), an affiliate of Liberty Financial Companies, Inc. ("Liberty Financial"), is the investment Advisor of the Portfolio and receives a monthly fee as follows:

AVERAGE NET ASSETS                ANNUAL FEE RATE
------------------                ---------------
First $500 million                     0.60%
Next $500 million                      0.55%
Over $1 billion                        0.50%

On November 1, 2001, Liberty Financial, an intermediate parent of the Advisor, completed the sale of its asset management business, including each of the Liberty Financial affiliates, to Fleet National Bank ("Fleet"). This transaction resulted in a change of control of the Advisor and, therefore, an assignment of the Advisor's investment advisory contract with the Portfolio to Fleet. Liberty Financial had obtained approval of a new investment advisory contract by the Portfolio's Board of Trustees and fund shareholders, which became effective upon completion of the sale. The new contract is identical to the prior contract in all material respects except for its effective and termination dates.

ADMINISTRATION FEE

The Advisor also provides accounting and other services to the Fund for a monthly fee as follows:

AVERAGE NET ASSETS                ANNUAL FEE RATE
------------------                ---------------
First $500 million                     0.150%
Next $500 million                      0.125%
Over $1 billion                        0.100%

BOOKKEEPING FEE

The Advisor is responsible for providing pricing and bookkeeping services to the Portfolio and the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). Effective February 1, 2001, the Advisor pays fees to State Street under the Outsourcing Agreement.

During the period from October 1, 2000 to June 30, 2001, the Advisor provided bookkeeping and pricing services to the Fund for a monthly fee equal to $25,000 annually plus 0.0025% annually of each of the Portfolio and Fund's average net assets over $50 million. Effective July 1, 2001, under its pricing and bookkeeping agreement with the Portfolio and the Fund, the Advisor receives from the Portfolio and the Fund an annual flat fee of $10,000 and $5,000, respectively, paid monthly, and in any month that the Fund's average net assets are more than $50 million, a monthly fee equal to the average net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement.

TRANSFER AGENT FEE

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee comprised of 0.06% annually of the Fund's average net assets plus charges based on the number of shareholder accounts and transactions and receives reimbursement for certain out-of-pocket expenses.

Prior to July 1, 2001, the Transfer Agent received an annual rate of 0.236% of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class Z plus reimbursement for certain out-of-pocket expenses.

The Portfolio pays the Transfer Agent a monthly fee equal to $6,000 annually.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the year ended September 30, 2001, the Fund has been advised that the Distributor retained net underwriting discounts of $4,981 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $5, $38,647 and $201 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually on Class A, Class B and Class C net assets as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.10%, 0.75% and 0.75% annually of the average net assets attributable to Class A, Class B and Class C shares, respectively. The Distributor has voluntarily agreed to waive a portion of the Class A distribution fee so that it does not exceed 0.05% annually.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) exceed 1.10% annually of the Fund's average net assets.

OTHER

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

NOTE 3. PORTFOLIO INFORMATION

During the year ended September 30, 2001, the Portfolio's purchases and sales of investments, other than short-term obligations, were $361,997,820 and $257,923,490, respectively.

Unrealized appreciation (depreciation) at September 30, 2001 based on cost of investments for federal income tax purposes was:

Gross unrealized appreciation             $  155,575,413
Gross unrealized depreciation               (255,467,406)
                                          --------------
    Net unrealized depreciation           $  (99,891,993)
                                          --------------

OTHER

The Portfolio may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. LINE OF CREDIT

The Liberty-Stein Roe Funds Investment Trust and SR&F Base Trust (collectively, the "Trusts") participate in an unsecured line of credit agreements provided by the custodian bank. The line of credit entitles the Trusts to borrow from the custodian at any time upon notice from the Trusts. The borrowings available to the Trusts from the line of credit are $200 million. Borrowings may be made to temporarily finance repurchase of Fund shares. Interest is charged to each Trust and, ultimately, the Fund based on its borrowings. In addition, a commitment fee of 0.10% per annum on the Fund's unused commitment shall be paid quarterly by the Fund based on the relative asset size of the Fund to the Trusts as a whole. The commitment fee is included in "Other expenses" on the Statement of Operations. Because several investment companies participate, there is no assurance that an individual Fund will have access the entire line of credit at any particular time. For the year ended September 30, 2001, the Trusts and the Fund had no borrowings under the agreement.

NOTE 5. OTHER RELATED PARTY TRANSACTIONS

During the year ended September 30, 2001, the Portfolio used AlphaTrade, Inc., a wholly owned subsidiary of Colonial Management Associates, Inc., (an affiliate of the Advisor) as a broker. Total commissions paid to AlphaTrade, Inc. during the year were $15,658.

At September 30, 2001, Colonial Management Associates, Inc. (an affiliate of the Advisor) owned 100% of the Fund's Class Z outstanding shares.

--------------------
FINANCIAL HIGHLIGHTS
--------------------

SR&F GROWTH INVESTOR PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
                                                             YEARS ENDED SEPTEMBER 30,                          PERIOD ENDED
                                           --------------------------------------------------------------      SEPTEMBER 30,
                                              2001              2000             1999             1998            1997(a)
----------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
Expenses(b)                                      0.58%            0.57%            0.59%            0.62%             0.63%(c)
Net investment income(b)                         0.28%            0.06%            0.25%            0.42%             0.54%(c)
Portfolio turnover rate                            23%              72%              45%              45%               38%

(a) From commencement of operations on February 3, 1997.
(b) The benefits derived from custody credits, if applicable, had no impact.
(c) Annualized.

--------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------

Selected data for a share outstanding throughout each period, ratios and supplemental data are as follows:
LIBERTY GROWTH INVESTOR FUND
-------------------------------------------------------------------------------------------------------
                                                                    YEAR ENDED             PERIOD ENDED
                                                                  SEPTEMBER 30,           SEPTEMBER 30,
                                                                       2001                  2000(a)
-------------------------------------------------------------------------------------------------------
CLASS A SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD                               $  12.22                $  10.86
                                                                   --------                --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)                                                (0.06)                  (0.09)
Net realized and unrealized gain (loss) on investments                (4.82)                   1.45
                                                                   --------                --------
Total from Investment Operations                                      (4.88)                   1.36
                                                                   --------                --------
NET ASSET VALUE, END OF PERIOD                                     $   7.34                $  12.22
                                                                   --------                --------
Total return(c)(d)                                                 (39.93)%                  12.52%(e)
                                                                   --------                --------
RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                          1.40%                   1.21%(f)
Net investment loss                                                 (0.55)%                 (0.78)%(f)
Waiver/reimbursement                                                  0.54%                   0.60%(f)
Net assets, end of period (000's)                                  $  2,771                $  4,198

(a) Class A shares were initially offered on December 1, 1999. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Had the Advisor and/or Distributor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) Total return at net asset value assuming no initial sales charge or contingent deferred sales charge.
(e) Not annualized.
(f) Annualized.

                                                                    YEAR ENDED             PERIOD ENDED
                                                                  SEPTEMBER 30,           SEPTEMBER 30,
                                                                       2001                  2000(a)
--------------------------------------------------------------------------------------------------------
CLASS B SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD                               $  12.15                $  10.86
                                                                   --------                --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)                                                (0.12)                  (0.16)
Net realized and unrealized gain (loss) on investments                (4.79)                   1.45
                                                                   --------                --------
Total from Investment Operations                                      (4.91)                   1.29
                                                                   --------                --------
NET ASSET VALUE, END OF PERIOD                                     $   7.24                $  12.15
                                                                   --------                --------
Total return(c)(d)                                                 (40.41)%                  11.88%(e)
                                                                   --------                --------
RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                          2.10%                   1.91%(f)
Net investment loss                                                 (1.25)%                 (1.48)%(f)
Waiver/reimbursement                                                  0.49%                   0.55%(f)
Net assets, end of period (000's)                                  $ 10,447                $ 14,744

(a) Class B shares were initially offered on December 1, 1999. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) Total return at net asset value assuming no contingent deferred sales charge.
(e) Not annualized.
(f) Annualized.

--------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------

Selected data for a share outstanding throughout each period, ratios and supplemental data are as follows:

                                                                    YEAR ENDED             PERIOD ENDED
                                                                  SEPTEMBER 30,           SEPTEMBER 30,
                                                                       2001                  2000(a)
-------------------------------------------------------------------------------------------------------
CLASS C SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD                               $  12.15                $  10.86
                                                                   --------                --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)                                                (0.12)                  (0.16)
Net realized and unrealized gain (loss) on investments                (4.79)                   1.45
                                                                   --------                --------
Total from Investment Operations                                      (4.91)                   1.29
                                                                   --------                --------
NET ASSET VALUE, END OF PERIOD                                     $   7.24                $  12.15
                                                                   --------                --------
Total return(c)(d)                                                 (40.41)%                  11.88%(e)
                                                                   --------                --------
RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                          2.10%                   1.91%(f)
Net investment loss                                                 (1.25)%                 (1.48)%(f)
Waiver/reimbursement                                                  0.49%                   0.55%(f)
Net assets, end of period (000's)                                   $   680                 $   700

(a) Class C shares were initially offered on December 1, 1999. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) Total return at net asset value assuming no contingent deferred sales charge.
(e) Not annualized.
(f) Annualized.

                                                                    YEAR ENDED             PERIOD ENDED
                                                                  SEPTEMBER 30,           SEPTEMBER 30,
                                                                       2001                  2000(a)
-------------------------------------------------------------------------------------------------------
CLASS Z SHARES:
NET ASSET VALUE, BEGINNING OF PERIOD                               $  12.24                $  10.86
                                                                   --------                --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)                                                (0.02)                  (0.05)
Net realized and unrealized gain (loss) on investments                (4.86)                   1.43
                                                                   --------                --------
Total from Investment Operations                                      (4.88)                   1.38
                                                                   --------                --------
NET ASSET VALUE, END OF PERIOD                                     $   7.36                $  12.24
                                                                   --------                --------
Total return(c)                                                    (39.87)%                  12.71%(d)
                                                                   --------                --------
RATIOS TO AVERAGE NET ASSETS:
Net expenses                                                          1.10%                   0.90%(e)
Net investment loss                                                 (0.25)%                 (0.47)%(e)
Waiver/reimbursement                                                  0.49%                   0.55%(e)
Net assets, end of period (000's)                                  $     1                 $     1

(a) Class Z shares were initially offered on December 1, 1999. Per share data reflects activity from that date.
(b) Per share data was calculated using average shares outstanding during the period.
(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.
(d) Not annualized.
(e) Annualized.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

TO THE TRUSTEES OF LIBERTY-STEIN ROE FUNDS INVESTMENT TRUST AND SR&F BASE TRUST AND CLASS A, CLASS B, CLASS C, AND CLASS Z SHAREHOLDERS OF LIBERTY GROWTH INVESTOR FUND

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the Class A, Class B, Class C, and Class Z financial highlights present fairly, in all material respects, the financial position of Liberty Growth Investor Fund (the "Fund") (a series of Liberty- Stein Roe Funds Investment Trust) and SR&F Growth Investor Portfolio (the "Portfolio") (a series of SR&F Base Trust) at September 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period then ended, and their financial highlights for the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's and the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2001 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Portfolio for periods through September 30, 1998 were audited by other independent accountants, whose report dated November 16, 1998 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 7, 2001

--------------------------------------------------------------------------------
UNAUDITED INFORMATION
--------------------------------------------------------------------------------

RESULTS OF SPECIAL MEETINGS OF SHAREHOLDERS

On December 27, 2000, a Special Meeting of Shareholders of the Fund was held to conduct the vote for and against the approval of the Items listed on the Fund's Proxy Statement for said Meetings. The election of eleven Trustees was passed on December 27, 2000, however, the approval of the remaining proposals did not pass and the Meeting was adjourned until January 25, 2001, at which time the proposals passed. On September 29, 2000, the record date for the Meeting, the Fund had shares of beneficial interest outstanding representing $37,651,639.89 of net asset value (NAV). The votes cast at each Meeting were as follows:

                                                       FOR          WITHHELD
--------------------------------------------------------------------------------
ELECTION OF ELEVEN TRUSTEES:
Douglas Hacker                                    $14,601,310.00   $500,057.37
Janet Langford Kelly                               14,598,732.95    502,634.42
Richard W. Lowry                                   14,579,908.17    521,459.20
Salvatore Macera                                   14,582,706.26    518,660.60
William E. Mayer                                   14,582,732.07    518.635.29
Charles R. Nelson                                  14,618,393.52    482,973.85
John J. Neuhauser                                  14,620,036.37    481,331.00
Joseph R. Palombo                                  14,601,310.00    500,067.37
Thomas E. Stitzel                                  14,576,840.21    524,527.16
Thomas C. Theobald                                 14,581,089.22    520,278.14
Anne-Lee Verville                                  14,625,928.23    475,439.13

                                                       FOR          WITHHELD
--------------------------------------------------------------------------------
ELECTION OF ELEVEN TRUSTEES TO THE SR&F BASE TRUST:
Douglas Hacker                                     14,601,310.00    500,057.37
Janet Langford Kelly                               14,598,732.95    502,634.42
Richard W. Lowry                                   14,579,908.17    521,459.20
Salvatore Macera                                   14,582,706.76    518,660.60
William E. Mayer                                   14,582,732.07    518,635.29
Charles R. Nelson                                  14,618,393.52    482,973.85
John J. Neuhauser                                  14,620,036.37    481,331.00
Joseph R. Palombo                                  14,601,310.00    500,057.37
Thomas E. Stitzel                                  14,576,840.21    524,527.16
Thomas C. Theobald                                 14,581,089.22    520,278.14
Anne-Lee Verville                                  14,625,089.22    520,439.13
--------------------------------------------------------------------------------

To approve the modification of the fundamental investment restriction relating to borrowing.

                                   % OF NAV TO
                                TOTAL OUTSTANDING        % OF NAV TO
                NAV                    NAV             TOTAL NAV VOTED
---------------------------------------------------------------------------
For         $15,385,051              40.86%                 87.96%
Against         876,080               2.33%                  5.01%
Abstain       1,229,867               3.27%                  7.03%

To approve or disapprove a similar modification of the fundamental investment restriction relating to borrowing for the Growth Investor Portfolio of SR&F Base Trust.

                                   % OF NAV TO
                                TOTAL OUTSTANDING        % OF NAV TO
                NAV                    NAV             TOTAL NAV VOTED
---------------------------------------------------------------------------
For         $15,250,611              40.50%                 87.19%
Against       1,045,551               2.78%                  5.98%
Abstain       1,194,836               3.17%                  6.83%

On September 26, 2001 a Special Meeting of Shareholders of the Fund was held to conduct a vote for and against the approval of a new investment advisory agreement of the Portfolio. On July 18, 2001, the record date for the Meeting, the Fund had eligible NAV of shares outstanding of $32,630,571. The votes cast were as follows:

PROPOSAL
OF NEW
INVESTMENT                         % OF NAV TO
ADVISORY                        TOTAL OUTSTANDING        % OF NAV TO
AGREEMENT:      NAV                    NAV             TOTAL NAV VOTED
---------------------------------------------------------------------------
For         $18,727,608              57.39%                 93.41%
Against         738,124               2.26%                  3.68%
Abstain         563,191               1.79%                  2.91%

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

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

-------------------------------------------------------------------------------
TRUSTEES & TRANSFER AGENT
-------------------------------------------------------------------------------

DOUGLAS A. HACKER
Executive Vice President and Chief Financial Officer of UAL, Inc. (formerly Senior Vice President and Chief Financial Officer of UAL, Inc.)

JANET LANGFORD KELLY
Executive Vice President-Corporate Development and Administration, General Counsel and Secretary, Kellogg Company (formerly Senior Vice President, Secretary and General Counsel, Sara Lee Corporation)

RICHARD W. LOWRY
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

SALVATORE MACERA
Private Investor (formerly Executive Vice President and Director of Itek Corp.)

WILLIAM E. MAYER
Managing Partner, Park Avenue Equity Partners (formerly Founding Partner, Development Capital LLC; Dean and Professor, College of Business and Management, University of Maryland)

CHARLES R. NELSON
Van Voorhis Professor, Department of Economics, University of Washington; consultant on econometric and statistical matters (formerly Department Chairman and Director of the Institute for Economic Research)

JOHN J. NEUHAUSER
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

JOSEPH R. PALOMBO
Chief Operations Officer, Mutual Funds, Liberty Financial Companies, Inc.; Executive Vice President and Director of Colonial Management Associates, Inc. and Stein Roe & Farnham Incorporated; Executive Vice President and Chief Administrative Officer of Liberty Funds Group LLC (formerly Vice President of Liberty Mutual Funds, Stein Roe Mutual Funds and All-Star Funds, and Chief Operating Officer, Putnam Mutual Funds)

THOMAS E. STITZEL
Business Consultant and Chartered Financial Analyst (formerly Professor of Finance, College of Business, Boise State University)

THOMAS C. THEOBALD
Managing Director, William Blair Capital Partners (formerly Chief Executive Officer and Chairman of the Board of Directors, Continental Bank Corporation)

ANNE-LEE VERVILLE
Chairman of the Board of Directors, Enesco Group, Inc. and author and speaker on educational systems needs (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Liberty Growth Investor Fund is:

Liberty Funds Services, Inc.
PO Box 1722
Boston, MA  02105-1722
800-345-6611

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Growth Investor Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Annual Report:
LIBERTY GROWTH INVESTORS FUND

-------------------------------------------------------------------------------

                              GIVE ME LIBERTY.(R)

LIBERTY FUNDS BELIEVES IN FINANCIAL CHOICE

At Liberty, it's our job to help you achieve your financial goals. So whether it's saving for your kid's education, building your retirement nest egg, or managing your income... we can help. We offer a diverse family of mutual funds representing a wide selection of investment styles and specialized money management. It's all designed to help you reach for financial freedom - however you define it.

LIBERTY BELIEVES IN PROFESSIONAL ADVICE

Today's ever-changing financial markets can challenge even the most seasoned investors. That's why we recommend working with a financial advisor. With an advisor you have an experienced, knowledgeable professional looking out for your best interests. Your advisor can help you establish a plan for reaching your personal financial goals and help you stay on track over the long term. It's a relationship that's focused on you and your needs.

-------------------------------------------------------------------------------

                                                                -------------
LIBERTY GROWTH INVESTOR FUND                                      PRSRT STD
ANNUAL REPORT, SEPTEMBER 30, 2001                                U.S. POSTAGE
                                                                    PAID
[logo] L I B E R T Y                                            HOLLISTON, MA
       ---------------                                          PERMIT NO. 20
             F U N D S                                          -------------

          Liberty Funds Distributor, Inc. (C)2001
          One Financial Center, Boston, MA 02111-2621, 800-426-3750 www.libertyfunds.com


                                               764-02/448H-0901 (11/01) 01/2002